Other Provisions (Details) S/ in Thousands, $ in Millions		12 Months Ended
	Jul. 02, 2020 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 PEN (S/)
Other Provisions (Details) [Line Items]
Other accounts payable | $						$ 40.7
Agreement accrual amounting		S/ 333,300
Recognized provision amount		56,400	S/ 52,400
Final transaction payment amount (in Dollars) | $	$ 20.0
Agreement amount paid (in Dollars) | $					$ 5.0
Provision equivalent				S/ 34,400	8.6
Administrative lawsuits		219,370	214,487	243,204
Income tax amounting		104,133	127,952	113,000
Subsidiary provisions		3,500	3,300
Other provisions		215,153	701,953	S/ 485,042			S/ 387,993
Professional Liability [Member]
Other Provisions (Details) [Line Items]
Agreement amount paid (in Dollars) | $					$ 6.4
AENZA S.A.A. [Member]
Other Provisions (Details) [Line Items]
Income tax amounting		25,200
Cumbra Ingenieria S.A. [Member]
Other Provisions (Details) [Line Items]
Income tax amounting		12,300
Carretera Andina del Sur S.A. [Member]
Other Provisions (Details) [Line Items]
Non-contentious proceedings		100
Cumbra Peru S.A. [Member]
Other Provisions (Details) [Line Items]
Other accounts payable			4,900
Income tax amounting		9,500
Other provisions		3,600
Stracon S.A. [Member]
Other Provisions (Details) [Line Items]
Other accounts payable			200
Other Legal Provisions [Member]
Other Provisions (Details) [Line Items]
Administrative lawsuits		14,800	14,400
Civil Lawsuits [Member]
Other Provisions (Details) [Line Items]
Administrative lawsuits		11,300	11,000
Labor Lawsuits [Member]
Other Provisions (Details) [Line Items]
Administrative lawsuits		5,700	6,300
Administrative Lawsuits [Member]
Other Provisions (Details) [Line Items]
Administrative lawsuits		3,300	4,100
Consorcio Constructor Chavimochic [Member]
Other Provisions (Details) [Line Items]
Income tax amounting		2,300
Tax Contigencies [Member]
Other Provisions (Details) [Line Items]
Income tax amounting		1,100
SUNAT [Member]
Other Provisions (Details) [Line Items]
Claim amount		18,400
AENZA S.A.A. [Member]
Other Provisions (Details) [Line Items]
Claim amount		14,800
Cumbra Ingenieria S.A. [Member]
Other Provisions (Details) [Line Items]
Claim amount		3,600
Non-contentious proceedings		5,900
Judiciary [Member]
Other Provisions (Details) [Line Items]
Claim amount		9,800
Non-Contentious Proceedings [Member]
Other Provisions (Details) [Line Items]
Non-contentious proceedings		6,000
Unna Energia S.A. [Member]
Other Provisions (Details) [Line Items]
Subsidiary provisions		51,300	56,500
Red Vial 5 S.A. [Member]
Other Provisions (Details) [Line Items]
Provisions for associated costs		5,000	S/ 5,600
Morelco [Member]
Other Provisions (Details) [Line Items]
Other provisions		2,800
Payroll Payments [Member]
Other Provisions (Details) [Line Items]
Other provisions		S/ 800